Schedule of Intangible assets (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (6,090,853)	$ (47,575,044)	$ (45,198,714)
Intangible Assets, net	1,963,486	15,336,589	13,564,772
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Internally developed software	28,599	223,381	223,381
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Internally developed software		$ 62,688,252	$ 58,540,105
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Internally developed software	$ 8,025,740